Financial Risks - Transaction Exposure (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
USD
Financial Risks
Revenue (as a percentage)	14.00%	100.00%	100.00%
Operating Expenses (as a percentage)	43.00%	35.00%	22.00%
EUROPE
Financial Risks
Revenue (as a percentage)	86.00%
Operating Expenses (as a percentage)	36.00%	36.00%	54.00%
GBP
Financial Risks
Operating Expenses (as a percentage)	3.00%	6.00%	3.00%
SEK
Financial Risks
Operating Expenses (as a percentage)	18.00%	23.00%	21.00%